Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2022
Interest and Finance Costs [Abstract]
Schedule of interest and finance costs

	For the six months ended June 30,
	2022	2021
Interest Expense, Debt	$9,410	$8,461
Finance Liability, Interest Expense	580	—
Amortization of Debt Issuance Costs	1,104	718
Loan and Other Expenses	115	163
Interest and Debt Expense	$11,209	$9,342